CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 28,116	$ 22,902	$ 57,469	$ 46,017
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax expense (recovery) of ($253) and ($101) for the three and six month periods ended July 31, 2023 (($88) and ($208) for the same periods in fiscal 2023)	8,435	(2,802)	8,439	(14,420)
Total other comprehensive income (loss)	8,435	(2,802)	8,439	(14,420)
COMPREHENSIVE INCOME	$ 36,551	$ 20,100	$ 65,908	$ 31,597